OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INCOME, NET [Abstract]
Schedule of Other Income, Net
	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Exchange income, net	49,994	5,255	30,822	5,091
Other non-operating income	6,607	13,611	17,123	2,829
Other non-operating expenses	(2,771)	(4,510)	(20,023)	(3,308)
	53,830	14,356	27,922	4,612